Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	₨ 274,195.9	$ 4,138.8	₨ 191,531.4
Less Than 12 Months Unrealized Losses	680.9	10.3	669.3
12 Months or Greater Fair Value	30,720.6	463.7	277,472.6
12 Months or Greater Unrealized Losses	153.3	2.3	1,204.8
Fair Value	304,916.5	4,602.5	469,004.0
Unrealized Losses	834.2	$ 12.6	1,874.1
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	255,634.8		170,801.4
Less Than 12 Months Unrealized Losses	250.1		216.8
12 Months or Greater Fair Value	30,720.6		277,472.6
12 Months or Greater Unrealized Losses	153.3		1,204.8
Fair Value	286,355.4		448,274.0
Unrealized Losses	403.4		1,421.6
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	40,363.1		10,602.4
Less Than 12 Months Unrealized Losses	16.1		37.9
12 Months or Greater Fair Value	27,683.1		277,465.1
12 Months or Greater Unrealized Losses	151.9		1,204.8
Fair Value	68,046.2		288,067.5
Unrealized Losses	168.0		1,242.7
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value			0.0
Less Than 12 Months Unrealized Losses			0.0
12 Months or Greater Fair Value			7.5
12 Months or Greater Unrealized Losses			0.0
Fair Value			7.5
Unrealized Losses	0.0		0.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	213,878.3		158,859.4
Less Than 12 Months Unrealized Losses	231.4		177.4
12 Months or Greater Fair Value	749.6		0.0
12 Months or Greater Unrealized Losses	0.5		0.0
Fair Value	214,627.9		158,859.4
Unrealized Losses	231.9		177.4
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	1,393.4		1,339.6
Less Than 12 Months Unrealized Losses	2.6		1.5
12 Months or Greater Fair Value	2,287.9		0.0
12 Months or Greater Unrealized Losses	0.9		0.0
Fair Value	3,681.3		1,339.6
Unrealized Losses	3.5		1.5
Mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	87.6		0.0
Less Than 12 Months Unrealized Losses	1.3		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	87.6		0.0
Unrealized Losses	1.3		0.0
Asset-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	18,473.5		20,727.1
Less Than 12 Months Unrealized Losses	429.5		452.2
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	18,473.5		20,727.1
Unrealized Losses	₨ 429.5		452.2
Other securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value			2.9
Less Than 12 Months Unrealized Losses			0.3
12 Months or Greater Fair Value			0.0
12 Months or Greater Unrealized Losses			0.0
Fair Value			2.9
Unrealized Losses			₨ 0.3